OTHER NON-CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER NON-CURRENT LIABILITIES
Unrecognized tax benefits (Note 13)	$ 5,091
Accrued interests on unrecognized tax benefits (Note 13)	1,583
Government grant	100	103
Defined benefit plan obligation		129
Others	6	5
Total	6,780	237
Other non-current liabilities
Deferred government grant	100	103
Net defined benefit obligation		129
Unrecognized tax benefits and related interests	6,674
Banzhu
OTHER NON-CURRENT LIABILITIES
Government grant	100	103
Other non-current liabilities
Deferred government grant	100	103
Government grant recognized	$ 3	$ 3	$ 6